Leases - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Long term lease liabilities	£ 1,977	£ 2,645
Current lease liabilities	643	516
Total lease liabilities	£ 2,620	£ 3,161	£ 1,942